Derivative Instruments - Customer-Related Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional Value	$ 1,300,000
Customer-related positions
Derivative [Line Items]
Notional Value	1,181,606	$ 1,119,842
Fair Value, Assets	6,162	6,219
Fair Value, Liabilities	7,939	8,068
Customer-related positions | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	413,841	363,375
Fair Value, Assets	462	791
Fair Value, Liabilities	4,485	4,395
Customer-related positions | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	363,837	330,539
Fair Value, Assets	2,342	1,817
Fair Value, Liabilities	153	280
Customer-related positions | Interest rate contracts | Other
Derivative [Line Items]
Notional Value	72,503	82,209
Fair Value, Assets	17	17
Fair Value, Liabilities	34	51
Customer-related positions | Interest rate contracts | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	96,238	102,423
Fair Value, Assets	414	1,026
Fair Value, Liabilities	2	18
Customer-related positions | Interest rate contracts | Options | Sell/ Written
Derivative [Line Items]
Notional Value	90,572	97,690
Fair Value, Assets	12	20
Fair Value, Liabilities	574	1,087
Customer-related positions | Interest rate contracts | Futures | Buy/ Purchased
Derivative [Line Items]
Notional Value	1	0
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Customer-related positions | Interest rate contracts | Futures | Sell/ Written
Derivative [Line Items]
Notional Value	166	0
Fair Value, Assets	25	0
Fair Value, Liabilities	27	0
Customer-related positions | Foreign exchange rate contracts | Forwards, spots and swaps
Derivative [Line Items]
Notional Value	113,718	121,119
Fair Value, Assets	2,441	2,252
Fair Value, Liabilities	2,232	1,942
Customer-related positions | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	497	1,532
Fair Value, Assets	14	28
Fair Value, Liabilities	0	0
Customer-related positions | Options | Sell/ Written
Derivative [Line Items]
Notional Value	497	1,532
Fair Value, Assets	0	0
Fair Value, Liabilities	14	28
Customer-related positions | Commodity contracts | Swaps
Derivative [Line Items]
Notional Value	8,224	2,498
Fair Value, Assets	199	116
Fair Value, Liabilities	180	110
Customer-related positions | Commodity Option | Buy/ Purchased
Derivative [Line Items]
Notional Value	3,921	1,936
Fair Value, Assets	233	151
Fair Value, Liabilities	2	0
Customer-related positions | Commodity Option | Sell/ Written
Derivative [Line Items]
Notional Value	3,921	1,936
Fair Value, Assets	3	0
Fair Value, Liabilities	233	151
Customer-related positions | Credit contracts
Derivative [Line Items]
Notional Value	13,670	13,053
Fair Value, Assets	0	1
Fair Value, Liabilities	$ 3	$ 6